Cash and cash equivalents and time deposits	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents and time deposits
5	Cash and cash equivalents and time deposits

Cash and cash equivalents represent cash on hand, cash held at bank, and short-term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

As of December 31, 2019, the Group had time deposits of US$410 with an average original maturity of 3.2 months which are denominated in US$. As of December 31, 2018, the Group did not have any time deposit.

Cash and cash equivalents and time deposits as of December 31, 2018 and 2019 primarily consist of the following currencies:

	As of December 31,
	2018		2019
	Amount in thousand	US$ equivalent	Amount in thousand	US$ equivalent
RMB	61,312	8,904	84,034	11,776
HK$	10,337	1,317	8,329	1,061
US$	29,185	29,185	24,175	24,175
SGD	263	190	151	110
TWD	5,700	181	931	30
Euro (“EUR”)	38	43	46	51
JPY	-	-	4,550	41
Others	6	8	26	20
		39,828		37,264